Exceptional items - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Analysis of income and expense [abstract]
Business transformation program (1)	€ 14.4	€ 13.2	€ 47.2	€ 51.8
Information Technology transformation program (3)			0.0
Exceptional Items, Tax Expense (Income), Continuing Operations	€ (3.6)	€ (3.2)	(12.5)	(12.9)
Payments relating to exceptional items			€ (55.6)	€ (46.0)